Earnings Per Share	9 Months Ended
Jul. 31, 2022
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Earnings Per Share
Note 9: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021

Net income	1,365	2,275	9,054	5,595
Dividends on preferred shares and distributions payable on other equity instruments	(47)	(61)	(154)	(185)
Net income available to common shareholders	1,318	2,214	8,900	5,410
Weighted-average number of common shares outstanding (in thousands)	673,301	647,178	659,909	646,808
Basic earnings per common share (Canadian $)	1.96	3.42	13.49	8.36
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021

Net income available to common shareholders adjusted for impact of dilutive instruments	1,318	2,214	8,900	5,410
Weighted-average number of common shares outstanding (in thousands)	673,301	647,178	659,909	646,808
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,032	6,213	5,252	6,585
Common shares potentially repurchased	(3,529)	(4,394)	(3,420)	(5,229)
Weighted-average number of diluted common shares outstanding (in thousands)	674,804	648,997	661,741	648,164
Diluted earnings per common share (Canadian $)	1.95	3.41	13.45	8.35

(1)

In computing diluted earnings per share, we excluded average stock options outstanding of 1,028,255 and 915,260 with a weighted-average exercise price of $142.54 and $143.28, respectively for the three and nine months

e
nded July 31, 2022
as the
average
share price for the period did not exceed the
exercise price
.
F
or the three and nine months ended July

31, 2021
, we did not exclude any stock options outstanding
as the average

share

price

for the period
exceeded
the exercise price.